Quarterly Holdings Report
for
Fidelity® Series International Growth Fund
January 31, 2026
GSV-S-NPRT1-0426
1.907948.116
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRIA - 1.1%
Financials - 1.1%
Banks - 1.1%
Erste Group Bank AG	1,460,900	189,618,721
BELGIUM - 1.9%
Financials - 1.9%
Banks - 1.9%
KBC Group NV	2,262,100	318,816,111
CANADA - 1.9%
Industrials - 0.4%
Ground Transportation - 0.4%
Canadian Pacific Kansas City Ltd	1,052,440	78,234,477
Materials - 1.5%
Metals & Mining - 1.5%
Franco-Nevada Corp	1,041,448	243,785,948
TOTAL CANADA		322,020,425
CHINA - 1.8%
Communication Services - 1.8%
Interactive Media & Services - 1.8%
Tencent Holdings Ltd	3,932,300	302,243,688
FINLAND - 1.2%
Industrials - 1.2%
Machinery - 1.2%
Kone Oyj B Shares	2,791,489	200,585,002
FRANCE - 13.0%
Consumer Discretionary - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
LVMH Moet Hennessy Louis Vuitton SE	468,523	302,386,921
Health Care - 1.7%
Health Care Equipment & Supplies - 1.7%
EssilorLuxottica SA	906,424	277,095,417
Industrials - 9.4%
Aerospace & Defense - 7.2%
Airbus SE	2,471,200	565,781,296
Safran SA	1,817,540	649,391,461
		1,215,172,757
Electrical Equipment - 2.2%
Legrand SA	2,288,244	365,336,478
TOTAL INDUSTRIALS		1,580,509,235
Information Technology - 0.1%
Software - 0.1%
Lectra	594,942	15,937,848
TOTAL FRANCE		2,175,929,421
GERMANY - 4.0%
Communication Services - 0.3%
Entertainment - 0.3%
CTS Eventim AG & Co KGaA	515,047	43,315,753
Industrials - 1.1%
Aerospace & Defense - 1.1%
Rheinmetall AG	83,797	176,954,211
Information Technology - 1.8%
Software - 1.8%
SAP SE	1,534,000	306,444,795
Materials - 0.8%
Construction Materials - 0.8%
Heidelberg Materials AG	500,000	136,935,400
TOTAL GERMANY		663,650,159
INDIA - 0.8%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Reliance Industries Ltd	4,327,300	65,852,885
Financials - 0.4%
Banks - 0.4%
HDFC Bank Ltd	6,018,992	60,997,975
TOTAL INDIA		126,850,860
ITALY - 0.5%
Industrials - 0.5%
Machinery - 0.5%
Interpump Group SpA	1,589,520	92,096,643
JAPAN - 14.1%
Communication Services - 1.6%
Entertainment - 1.6%
Nintendo Co Ltd	4,468,000	276,683,397
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
USS Co Ltd	8,502,611	93,783,646
Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
Hoya Corp	1,410,300	235,748,650
Industrials - 4.9%
Construction & Engineering - 0.4%
SHO-BOND Holdings Co Ltd	7,183,500	64,450,049
Machinery - 3.3%
Komatsu Ltd	2,800,800	107,201,246
Mitsubishi Heavy Industries Ltd	15,398,234	453,384,667
		560,585,913
Professional Services - 1.2%
Recruit Holdings Co Ltd	3,806,405	200,497,751
TOTAL INDUSTRIALS		825,533,713
Information Technology - 5.6%
Electronic Equipment, Instruments & Components - 2.1%
Azbil Corp	17,056,620	148,457,399
Keyence Corp	562,043	204,973,552
		353,430,951
Semiconductors & Semiconductor Equipment - 3.5%
Advantest Corp	2,099,000	345,922,687
Disco Corp	566,400	241,428,339
		587,351,026
TOTAL INFORMATION TECHNOLOGY		940,781,977
TOTAL JAPAN		2,372,531,383
NETHERLANDS - 8.3%
Industrials - 0.2%
Machinery - 0.2%
Aalberts NV	703,411	27,064,766
Information Technology - 8.1%
Semiconductors & Semiconductor Equipment - 8.1%
ASML Holding NV	838,259	1,201,984,644
BE Semiconductor Industries NV	815,851	159,082,848
TOTAL INFORMATION TECHNOLOGY		1,361,067,492
TOTAL NETHERLANDS		1,388,132,258
SWEDEN - 8.7%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Autoliv Inc	620,234	75,197,169
Industrials - 7.7%
Building Products - 2.2%
Assa Abloy AB B Shares	9,044,737	365,714,278
Machinery - 4.8%
Atlas Copco AB A Shares	21,438,844	442,116,087
Epiroc AB A Shares	12,953,417	363,125,605
		805,241,692
Trading Companies & Distributors - 0.7%
AddTech AB B Shares	3,769,800	123,071,326
TOTAL INDUSTRIALS		1,294,027,296
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Lagercrantz Group AB B Shares	4,243,271	93,178,087
TOTAL SWEDEN		1,462,402,552
SWITZERLAND - 6.2%
Financials - 3.0%
Capital Markets - 3.0%
UBS Group AG	10,834,375	510,009,581
Industrials - 3.2%
Electrical Equipment - 1.9%
ABB Ltd	3,645,660	313,884,371
Machinery - 1.3%
Schindler Holding AG	137,592	50,636,988
Schindler Holding AG participation certificate	443,238	170,976,744
		221,613,732
TOTAL INDUSTRIALS		535,498,103
TOTAL SWITZERLAND		1,045,507,684
TAIWAN - 4.5%
Information Technology - 4.5%
Semiconductors & Semiconductor Equipment - 4.5%
Taiwan Semiconductor Manufacturing Co Ltd	13,847,885	763,427,183
UNITED KINGDOM - 12.3%
Consumer Discretionary - 4.7%
Hotels, Restaurants & Leisure - 4.1%
Compass Group PLC	11,878,200	356,173,036
InterContinental Hotels Group PLC ADR	2,466,616	338,518,380
		694,691,416
Leisure Products - 0.6%
Games Workshop Group PLC	406,900	94,931,265
TOTAL CONSUMER DISCRETIONARY		789,622,681
Industrials - 7.6%
Aerospace & Defense - 5.8%
BAE Systems PLC	18,318,795	497,299,304
Rolls-Royce Holdings PLC	28,252,817	472,301,679
		969,600,983
Professional Services - 1.3%
RELX PLC	6,358,200	225,411,028
Trading Companies & Distributors - 0.5%
Howden Joinery Group PLC	6,642,900	76,081,728
TOTAL INDUSTRIALS		1,271,093,739
TOTAL UNITED KINGDOM		2,060,716,420
UNITED STATES - 17.6%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
PriceSmart Inc	502,227	71,421,702
Financials - 1.8%
Capital Markets - 0.7%
Moody's Corp	231,430	119,316,050
Financial Services - 1.1%
Mastercard Inc Class A	169,231	91,179,970
Visa Inc Class A	289,170	93,063,582
		184,243,552
TOTAL FINANCIALS		303,559,602
Industrials - 5.9%
Electrical Equipment - 5.2%
GE Vernova Inc	444,100	322,580,917
Schneider Electric SE	1,940,400	556,316,507
		878,897,424
Professional Services - 0.7%
Experian PLC	3,041,777	115,206,508
TOTAL INDUSTRIALS		994,103,932
Materials - 9.5%
Chemicals - 4.7%
Linde PLC	1,105,101	504,998,004
Sherwin-Williams Co/The	766,881	271,966,678
		776,964,682
Construction Materials - 4.8%
CRH PLC	4,957,640	606,864,713
Holcim AG	1,815,410	187,112,275
		793,976,988
TOTAL MATERIALS		1,570,941,670
TOTAL UNITED STATES		2,940,026,906
TOTAL COMMON STOCKS (Cost $9,629,842,045)		16,424,555,416

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Bytedance Ltd Series E1 (a)(b)(c) (Cost $18,859,141)	172,113	44,195,176

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $563,066,867)	3.70	562,954,276	563,066,867

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $10,211,768,053)	17,031,817,459
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(249,456,853)
NET ASSETS - 100.0%	16,782,360,606

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,195,176 or 0.3% of net assets.

(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	18,859,141

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	309,869,261	1,384,348,600	1,131,134,178	4,623,110	(16,816)	-	563,066,867	562,954,276	1.0%
Fidelity Securities Lending Cash Central Fund	-	27,365,346	27,367,141	22,997	1,795	-	-	-	0.0%
Total	309,869,261	1,411,713,946	1,158,501,319	4,646,107	(15,021)	-	563,066,867

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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